Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2018
Fee and commission income
Schedule of fee and commission income

	2016	2017	2018

Collection and payment services:
Service charges on deposit accounts	951	1,046	1,217
Credit and debit cards	5,369	6,268	7,398
Checks and others	253	252	240
	6,573	7,566	8,855
Marketing of nonbanking financial products:
Investment funds management	1,486	1,457	1,569
Capital markets and securities activities	439	513	738
Collection and payment services	2,334	2,568	2,832
Insurance	4,272	4,341	4,575
Financial advisory services	1,222	1,341	1,212
	9,753	10,220	10,926
Securities services:
Administration and custody	528	524	368
	528	524	368
Other:
Foreign currency transactions	1,080	1,111	1,255
Other fees and commissions	836	895	892
	1,916	2,006	2,147
	18,770	20,316	22,296